SUPPLEMENT DATED FEBRUARY 8, 2008 TO THE PROSPECTUS
                             DATED DECEMBER 27, 2007

                          JNL(R) INVESTORS SERIES TRUST

Please note that the changes apply to your variable annuity product(s).


PLEASE REMOVE ALL REFERENCES TO WILLIAM V. SIMON.


FOR THE JACKSON PERSPECTIVE 10 X 10 FUND IN THE SECTION ENTITLED "THE ADVISER AND PORTFOLIO MANAGEMENT", PLEASE DELETE THE SECOND PARAGRAPH AND THE TWO BULLETS THAT FOLLOW IN THEIR ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

     The Fund is managed on a team basis. Daniel W. Koors has primary responsibility for the day-to-day management of the Fund's portfolio. Mr. Koors is Vice President, Chief Financial Officer and Treasurer of the Trust. Mr. Koors has been a manager of the Fund since its inception. Mr. Koors has been associated with JNAM and/or its affiliates since August 2006. Mr. Koors was elected Vice President and Chief Financial Officer of JNAM in January 2007. In addition to being Vice President, Chief Financial Officer and Treasurer of the Trust and other affiliated investment companies, Mr. Koors has been an Assistant Vice President of Jackson National Life Insurance Company, an affiliate of the Trust, since September 2006. Prior to this, Mr. Koors was a Partner of Deloitte & Touche LLP from 2003 to June 2006, and a Senior Manager of Deloitte & Touche LLP from 2000 to 2003.




This Supplement is dated February 8, 2008.


(To be used with VC6045 01/08.)

                                                                   CMM0584 02/08

               SUPPLEMENT DATED FEBRUARY 8, 2008 TO THE PROSPECTUS
                             DATED DECEMBER 27, 2007

                          JNL(R) INVESTORS SERIES TRUST


FOR THE JACKSON PERSPECTIVE ASIA PACIFIC EX-JAPAN BOND FUND IN THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES", PLEASE DELETE THE SECOND PARAGRAPH IN ITS ENTIRETY.


FOR THE JACKSON PERSPECTIVE ASIA PACIFIC EX-JAPAN BOND FUND IN THE SECTION ENTITLED "PRINCIPAL RISKS OF INVESTING IN THE FUND", PLEASE DELETE THE "INDUSTRY CONCENTRATION RISK."


FOR THE JACKSON PERSPECTIVE ASIA EX-JAPAN FUND IN THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES", PLEASE DELETE THE SECOND PARAGRAPH IN ITS ENTIRETY.


FOR  THE  JACKSON  PERSPECTIVE  ASIA  EX-JAPAN  FUND  IN  THE  SECTION  ENTITLED
"PRINCIPAL RISKS OF INVESTING IN THE FUND", PLEASE DELETE THE "INDUSTRY CONCENTRATION RISK."


FOR THE JACKSON PERSPECTIVE ASIA EX-JAPAN INFRASTRUCTURE FUND IN THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES", PLEASE DELETE THE SECOND PARAGRAPH IN ITS ENTIRETY.


FOR THE JACKSON PERSPECTIVE ASIA EX-JAPAN INFRASTRUCTURE FUND IN THE SECTION ENTITLED "PRINCIPAL RISKS OF INVESTING IN THE FUND", PLEASE DELETE THE "INDUSTRY CONCENTRATION RISK."


FOR THE JACKSON PERSPECTIVE CHINA-INDIA FUND IN THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES", PLEASE DELETE THE SECOND PARAGRAPH IN ITS ENTIRETY.


FOR THE JACKSON PERSPECTIVE CHINA-INDIA FUND IN THE SECTION ENTITLED "PRINCIPAL RISKS OF INVESTING IN THE FUND", PLEASE DELETE THE "INDUSTRY CONCENTRATION RISK."


FOR THE JACKSON PERSPECTIVE EMERGING ASIA EX-JAPAN FUND IN THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES", PLEASE DELETE THE THIRD PARAGRAPH IN ITS ENTIRETY.


FOR THE JACKSON PERSPECTIVE EMERGING ASIA EX-JAPAN FUND IN THE SECTION ENTITLED "PRINCIPAL RISKS OF INVESTING IN THE FUND", PLEASE DELETE THE "INDUSTRY CONCENTRATION RISK."


FOR THE JACKSON PERSPECTIVE JAPAN FUND IN THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES", PLEASE DELETE THE SECOND PARAGRAPH IN ITS ENTIRETY.


FOR THE JACKSON PERSPECTIVE JAPAN FUND IN THE SECTION ENTITLED "PRINCIPAL RISKS OF INVESTING IN THE FUND", PLEASE DELETE THE "INDUSTRY CONCENTRATION RISK."


This Supplement is dated February 8, 2008.

                        SUPPLEMENT DATED FEBRUARY 8, 2008
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 27, 2007

                          JNL(R) INVESTORS SERIES TRUST


EFFECTIVE FEBRUARY 11, 2008, PLEASE DELETE ALL REFERENCES TO WILLIAM V. SIMON.


EFFECTIVE FEBRUARY 8, 2008, ON PAGE 26, PLEASE DELETE THE SUB-SECTION ENTITLED "FINANCIAL INDUSTRY" IN ITS ENTIRETY.


EFFECTIVE FEBRUARY 8, 2008, ON PAGE 29, PLEASE DELETE THE SUB-SECTION ENTITLED "INDUSTRIALS" IN ITS ENTIRETY.


EFFECTIVE FEBRUARY 8, 2008, ON PAGE 30, PLEASE DELETE THE SUB-SECTION ENTITLED "INFORMATION TECHNOLOGY INDUSTRY" IN ITS ENTIRETY.


EFFECTIVE FEBRUARY 8, 2008, ON PAGE 36, UNDER THE SUB-SECTION "FUNDAMENTAL POLICIES APPLICABLE TO ALL FUNDS" PLEASE DELETE THE PARAGRAPH (9) IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

     (9)  No Fund (except for the Jackson  Perspective Asian Pacific Real Estate
          Fund) will invest more than 25% of the value of their respective assets in any particular industry (other than U.S. government securities). The term "industry" is broad and may reasonably be interpreted to be classified differently among the sub-advisers. For example, on its face, the telecommunications industry could be considered one (1) industry, however, the telecommunications industry is actually comprised of several services, such as, cellular, long-distance, paging and messaging, satellite or data, and the Internet. Each of the foregoing services may be considered a separate industry. Industries continue to expand over time, and certain issuers may be considered part of a specific industry at the time of investment, and due to changes in the marketplace or issuer business fundamentals, move to a different industry over the course of the investment time horizon.

          The  Jackson   Perspective   Asian   Pacific  Real  Estate  Fund  will
          concentrate its investments in the securities of real estate and real estate-related industries.


EFFECTIVE FEBRUARY 11, 2008, ON PAGE 43, UNDER THE SUB-SECTION "TRUSTEES AND OFFICERS OF THE TRUST" PLEASE ADD THE FOLLOWING TO THE END OF THE TABLE:

-------------------------------------------- ------------------------------- ---------------------------------------
                                                   POSITION(S) HELD
NAME, ADDRESS AND (AGE)                                WITH TRUST             NUMBER OF PORTFOLIOS IN FUND COMPLEX
                                                (LENGTH OF TIME SERVED)            TO BE OVERSEEN BY TRUSTEE
-------------------------------------------- ------------------------------- ---------------------------------------
-------------------------------------------- ------------------------------ ----------------------------------------

J. Kevin Kenely (53)                                Vice President                      Not Applicable
1 Corporate Way                                    (2/08 to present)
Lansing, MI 48951

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
Vice President of other Investment Companies advised by the Adviser (2/08 to present); Assistant Vice President - Fund Accounting of the Adviser (2/08 to present); Director of Jackson National Life Insurance Company (12/07 to present); Director and Chief Accounting Officer of CTC Holdings, LLC (2006 to
8/07);  Director of  Spectrum  Global  Fund  Administration  LLC (2005 to 2006);
Investments Controller of Grantham, Mayo, Van Otterloo & Co. LLC (1999 to 2004)

OTHER DIRECTORSHIPS HELD BY TRUSTEE:  Not Applicable

-------------------------------------------------------------------------------------------------------------------


EFFECTIVE FEBRUARY 11, 2008, ON PAGE 44, UNDER THE SUB-SECTION "COMMITTEES OF THE BOARD OF TRUSTEES" PLEASE DELETE THE SECOND PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

The Pricing Committee oversees the valuation of portfolio securities when there are missing prices, other circumstances requiring determination of fair value of portfolio securities, or pricing errors. Messrs. Nerud, Koors, Kenely and Fredricks (non-voting member) are members of the Pricing Committee. Actions of the Pricing Committee in determining the fair value of portfolio securities are subject to subsequent ratification by the Board. The Pricing Committee had 12 meetings in the last fiscal year.


EFFECTIVE FEBRUARY 8, 2008, ON PAGE 77, PLEASE DELETE THE SECOND PARAGRAPH OF THE SECTION ENTITLED "PROXY VOTING FOR SECURITIES HELD BY THE FUNDS" IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The sub-advisers generally review each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of Fund shareholders. The sub-advisers may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote. In addition, the sub-advisers will monitor situations that may result in a conflict of interest in accordance with their policies and procedures. A description of the Policies used by the Funds to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30 are available without charge, upon request by calling (1) 1-888-276-0061, (2) on Jackson National Life Insurance Company's website at WWW.JNL.COM, (3) on Jackson National Life Insurance Company of New York's website at WWW.JNLNY.COM, and (4) on the SEC's website at WWW.SEC.GOV.


This Supplement is dated February 8, 2008.

(To be used with V6043 01/08.)
                                                                    CMM0585 2/08